Exhibit 99.2

3097 Satellite Blvd., Building 700, Suite 400, Duluth, GA 30096

770.497.9100

October 17, 2018

Invitation Homes Operating Partnership LP

1717 Main Street

Suite 2000

Dallas, TX 75201

RE:	Invitation Homes 2018-SFR4 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Invitation Homes Operating Partnership LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.    Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.    However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

2 | P a g e

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

3 | P a g e

2. Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the Properties or any other collateral securing the Mortgage Loan,

iii.	Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.

Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 95 of 1,059 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

4 | P a g e

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.    Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan Title: Counsel

5 | P a g e

Schedule I

CLIENT CODE	RESULT
p0002738-1-18.4	APPARENT HOA
p0002170-1-18.4	APPARENT HOA
p0000730-1-18.4	APPARENT HOA
p0000599-1-18.4	APPARENT HOA
p0000577-1-18.4	APPARENT HOA
p0000572-1-18.4	APPARENT HOA
p0000571-1-18.4	APPARENT HOA
98918-1-18.4	APPARENT HOA
98287-1-18.4	APPARENT HOA
98108-1-18.4	APPARENT HOA
96024-1-18.4	APPARENT HOA
94552-1-18.4	APPARENT HOA
92683-1-18.4	APPARENT HOA
92668-1-18.4	APPARENT HOA
92581-1-18.4	APPARENT HOA
92476-1-18.4	APPARENT HOA
92396-1-18.4	APPARENT HOA
92128-1-18.4	APPARENT HOA
91988-1-18.4	APPARENT HOA
91816-1-18.4	APPARENT HOA
91418-1-18.4	APPARENT HOA
91309-1-18.4	APPARENT HOA
90951-1-18.4	APPARENT HOA
90608-1-18.4	APPARENT HOA
75442-1-18.4	APPARENT HOA
75351-1-18.4	APPARENT HOA
75315-1-18.4	APPARENT HOA
75295-1-18.4	APPARENT HOA
75250-1-18.4	APPARENT HOA
75242-1-18.4	APPARENT HOA
75231-1-18.4	APPARENT HOA
75047-1-18.4	APPARENT HOA
70724-1-18.4	APPARENT HOA
70662-1-18.4	APPARENT HOA
70562-1-18.4	APPARENT HOA
70554-1-18.4	APPARENT HOA
70470-1-18.4	APPARENT HOA

6 | P a g e

70325-1-18.4	APPARENT HOA
65825-1-18.4	APPARENT HOA
65639-1-18.4	APPARENT HOA
610404-1-18.4	APPARENT HOA
610370-1-18.4	APPARENT HOA
610363-1-18.4	APPARENT HOA
610350-1-18.4	APPARENT HOA
610282-1-18.4	APPARENT HOA
610204-1-18.4	APPARENT HOA
610108-1-18.4	APPARENT HOA
603073-1-18.4	APPARENT HOA
603056-1-18.4	APPARENT HOA
603003-1-18.4	APPARENT HOA
600821-1-18.4	APPARENT HOA
600679-1-18.4	APPARENT HOA
600578-1-18.4	APPARENT HOA
600568-1-18.4	APPARENT HOA
600396-1-18.4	APPARENT HOA
600353-1-18.4	APPARENT HOA
600174-1-18.4	APPARENT HOA
516233-1-18.4	APPARENT HOA
515983-1-18.4	APPARENT HOA
515574-1-18.4	APPARENT HOA
515367-1-18.4	APPARENT HOA
514934-1-18.4	APPARENT HOA
514712-1-18.4	APPARENT HOA
514492-1-18.4	APPARENT HOA
514424-1-18.4	APPARENT HOA
512726-1-18.4	APPARENT HOA
512438-1-18.4	APPARENT HOA
510677-1-18.4	APPARENT HOA
508772-1-18.4	APPARENT HOA
506290-1-18.4	APPARENT HOA
502768-1-18.4	APPARENT HOA
40949-1-18.4	APPARENT HOA
40580-1-18.4	APPARENT HOA
40449-1-18.4	APPARENT HOA
29110-1-18.4	APPARENT HOA
23789-1-18.4	APPARENT HOA
21000-1-18.4	APPARENT HOA
202203-1-18.4	APPARENT HOA

7 | P a g e

201307-1-18.4	APPARENT HOA
140987-1-18.4	APPARENT HOA
140956-1-18.4	APPARENT HOA
140705-1-18.4	APPARENT HOA
140650-1-18.4	APPARENT HOA
140636-1-18.4	APPARENT HOA
140614-1-18.4	APPARENT HOA
140557-1-18.4	APPARENT HOA
140544-1-18.4	APPARENT HOA
140539-1-18.4	APPARENT HOA
140515-1-18.4	APPARENT HOA
140471-1-18.4	APPARENT HOA
140350-1-18.4	APPARENT HOA
140249-1-18.4	APPARENT HOA
140175-1-18.4	APPARENT HOA
140103-1-18.4	APPARENT HOA
100105-1-18.4	APPARENT HOA
p0002949-1-18.4	NON-APPARENT HOA
p0002947-1-18.4	NON-APPARENT HOA
p0002935-1-18.4	NON-APPARENT HOA
p0002926-1-18.4	NON-APPARENT HOA
p0002886-1-18.4	NON-APPARENT HOA
p0002883-1-18.4	NON-APPARENT HOA
p0002881-1-18.4	NON-APPARENT HOA
p0002873-1-18.4	NON-APPARENT HOA
p0002840-1-18.4	NON-APPARENT HOA
p0002827-1-18.4	NON-APPARENT HOA
p0002804-1-18.4	NON-APPARENT HOA
p0002777-1-18.4	NON-APPARENT HOA
p0002761-1-18.4	NON-APPARENT HOA
p0002618-1-18.4	NON-APPARENT HOA
p0002610-1-18.4	NON-APPARENT HOA
p0002575-1-18.4	NON-APPARENT HOA
p0002567-1-18.4	NON-APPARENT HOA
p0002541-1-18.4	NON-APPARENT HOA
p0002520-1-18.4	NON-APPARENT HOA
p0002509-1-18.4	NON-APPARENT HOA
p0002498-1-18.4	NON-APPARENT HOA
p0002495-1-18.4	NON-APPARENT HOA
p0002490-1-18.4	NON-APPARENT HOA
p0002483-1-18.4	NON-APPARENT HOA

8 | P a g e

p0002482-1-18.4	NON-APPARENT HOA
p0002469-1-18.4	NON-APPARENT HOA
p0002412-1-18.4	NON-APPARENT HOA
p0002402-1-18.4	NON-APPARENT HOA
p0002397-1-18.4	NON-APPARENT HOA
p0002392-1-18.4	NON-APPARENT HOA
p0002390-1-18.4	NON-APPARENT HOA
p0002386-1-18.4	NON-APPARENT HOA
p0002382-1-18.4	NON-APPARENT HOA
p0002367-1-18.4	NON-APPARENT HOA
p0002337-1-18.4	NON-APPARENT HOA
p0002332-1-18.4	NON-APPARENT HOA
p0002277-1-18.4	NON-APPARENT HOA
p0002275-1-18.4	NON-APPARENT HOA
p0002267-1-18.4	NON-APPARENT HOA
p0002264-1-18.4	NON-APPARENT HOA
p0002260-1-18.4	NON-APPARENT HOA
p0002255-1-18.4	NON-APPARENT HOA
p0002252-1-18.4	NON-APPARENT HOA
p0002248-1-18.4	NON-APPARENT HOA
p0002234-1-18.4	NON-APPARENT HOA
p0002219-1-18.4	NON-APPARENT HOA
p0002093-1-18.4	NON-APPARENT HOA
p0002084-1-18.4	NON-APPARENT HOA
p0002083-1-18.4	NON-APPARENT HOA
p0002066-1-18.4	NON-APPARENT HOA
p0002065-1-18.4	NON-APPARENT HOA
p0002055-1-18.4	NON-APPARENT HOA
p0002041-1-18.4	NON-APPARENT HOA
p0002034-1-18.4	NON-APPARENT HOA
p0002011-1-18.4	NON-APPARENT HOA
p0001991-1-18.4	NON-APPARENT HOA
p0001988-1-18.4	NON-APPARENT HOA
p0001986-1-18.4	NON-APPARENT HOA
p0001958-1-18.4	NON-APPARENT HOA
p0001939-1-18.4	NON-APPARENT HOA
p0001922-1-18.4	NON-APPARENT HOA
p0001913-1-18.4	NON-APPARENT HOA
p0001907-1-18.4	NON-APPARENT HOA
p0001904-1-18.4	NON-APPARENT HOA
p0001898-1-18.4	NON-APPARENT HOA

9 | P a g e

p0001896-1-18.4	NON-APPARENT HOA
p0001887-1-18.4	NON-APPARENT HOA
p0001880-1-18.4	NON-APPARENT HOA
p0001877-1-18.4	NON-APPARENT HOA
p0001855-1-18.4	NON-APPARENT HOA
p0001840-1-18.4	NON-APPARENT HOA
p0001838-1-18.4	NON-APPARENT HOA
p0001834-1-18.4	NON-APPARENT HOA
p0001832-1-18.4	NON-APPARENT HOA
p0001791-1-18.4	NON-APPARENT HOA
p0001774-1-18.4	NON-APPARENT HOA
p0001772-1-18.4	NON-APPARENT HOA
p0001766-1-18.4	NON-APPARENT HOA
p0001765-1-18.4	NON-APPARENT HOA
p0001763-1-18.4	NON-APPARENT HOA
p0001691-1-18.4	NON-APPARENT HOA
p0001677-1-18.4	NON-APPARENT HOA
p0001657-1-18.4	NON-APPARENT HOA
p0001622-1-18.4	NON-APPARENT HOA
p0001620-1-18.4	NON-APPARENT HOA
p0001529-1-18.4	NON-APPARENT HOA
p0001503-1-18.4	NON-APPARENT HOA
p0001488-1-18.4	NON-APPARENT HOA
p0001486-1-18.4	NON-APPARENT HOA
p0001485-1-18.4	NON-APPARENT HOA
p0001467-1-18.4	NON-APPARENT HOA
p0001462-1-18.4	NON-APPARENT HOA
p0001461-1-18.4	NON-APPARENT HOA
p0001446-1-18.4	NON-APPARENT HOA
p0001445-1-18.4	NON-APPARENT HOA
p0001421-1-18.4	NON-APPARENT HOA
p0001420-1-18.4	NON-APPARENT HOA
p0001410-1-18.4	NON-APPARENT HOA
p0001409-1-18.4	NON-APPARENT HOA
p0001402-1-18.4	NON-APPARENT HOA
p0001397-1-18.4	NON-APPARENT HOA
p0001396-1-18.4	NON-APPARENT HOA
p0001373-1-18.4	NON-APPARENT HOA
p0001372-1-18.4	NON-APPARENT HOA
p0001358-1-18.4	NON-APPARENT HOA
p0001347-1-18.4	NON-APPARENT HOA

10 | P a g e

p0001338-1-18.4	NON-APPARENT HOA
p0001332-1-18.4	NON-APPARENT HOA
p0001287-1-18.4	NON-APPARENT HOA
p0001275-1-18.4	NON-APPARENT HOA
p0001242-1-18.4	NON-APPARENT HOA
p0001229-1-18.4	NON-APPARENT HOA
p0001225-1-18.4	NON-APPARENT HOA
p0001185-1-18.4	NON-APPARENT HOA
p0001160-1-18.4	NON-APPARENT HOA
p0001150-1-18.4	NON-APPARENT HOA
p0000836-1-18.4	NON-APPARENT HOA
p0000824-1-18.4	NON-APPARENT HOA
p0000795-1-18.4	NON-APPARENT HOA
p0000681-1-18.4	NON-APPARENT HOA
p0000678-1-18.4	NON-APPARENT HOA
p0000657-1-18.4	NON-APPARENT HOA
p0000532-1-18.4	NON-APPARENT HOA
p0000514-1-18.4	NON-APPARENT HOA
p0000511-1-18.4	NON-APPARENT HOA
p0000507-1-18.4	NON-APPARENT HOA
p0000500-1-18.4	NON-APPARENT HOA
p0000491-1-18.4	NON-APPARENT HOA
p0000468-1-18.4	NON-APPARENT HOA
p0000422-1-18.4	NON-APPARENT HOA
p0000412-1-18.4	NON-APPARENT HOA
p0000398-1-18.4	NON-APPARENT HOA
p0000391-1-18.4	NON-APPARENT HOA
p0000369-1-18.4	NON-APPARENT HOA
p0000362-1-18.4	NON-APPARENT HOA
p0000361-1-18.4	NON-APPARENT HOA
p0000357-1-18.4	NON-APPARENT HOA
p0000326-1-18.4	NON-APPARENT HOA
p0000324-1-18.4	NON-APPARENT HOA
p0000318-1-18.4	NON-APPARENT HOA
p0000244-1-18.4	NON-APPARENT HOA
p0000237-1-18.4	NON-APPARENT HOA
p0000235-1-18.4	NON-APPARENT HOA
p0000222-1-18.4	NON-APPARENT HOA
p0000198-1-18.4	NON-APPARENT HOA
p0000197-1-18.4	NON-APPARENT HOA
p0000068-1-18.4	NON-APPARENT HOA

11 | P a g e

p0000056-1-18.4	NON-APPARENT HOA
98963-1-18.4	NON-APPARENT HOA
98962-1-18.4	NON-APPARENT HOA
98943-1-18.4	NON-APPARENT HOA
98940-1-18.4	NON-APPARENT HOA
98932-1-18.4	NON-APPARENT HOA
98909-1-18.4	NON-APPARENT HOA
98904-1-18.4	NON-APPARENT HOA
98889-1-18.4	NON-APPARENT HOA
98887-1-18.4	NON-APPARENT HOA
98858-1-18.4	NON-APPARENT HOA
98854-1-18.4	NON-APPARENT HOA
98853-1-18.4	NON-APPARENT HOA
98847-1-18.4	NON-APPARENT HOA
98842-1-18.4	NON-APPARENT HOA
98766-1-18.4	NON-APPARENT HOA
98764-1-18.4	NON-APPARENT HOA
98723-1-18.4	NON-APPARENT HOA
98699-1-18.4	NON-APPARENT HOA
98695-1-18.4	NON-APPARENT HOA
98616-1-18.4	NON-APPARENT HOA
98559-1-18.4	NON-APPARENT HOA
98557-1-18.4	NON-APPARENT HOA
98531-1-18.4	NON-APPARENT HOA
98507-1-18.4	NON-APPARENT HOA
98487-1-18.4	NON-APPARENT HOA
98472-1-18.4	NON-APPARENT HOA
98441-1-18.4	NON-APPARENT HOA
98407-1-18.4	NON-APPARENT HOA
98405-1-18.4	NON-APPARENT HOA
98403-1-18.4	NON-APPARENT HOA
98400-1-18.4	NON-APPARENT HOA
98394-1-18.4	NON-APPARENT HOA
98389-1-18.4	NON-APPARENT HOA
98388-1-18.4	NON-APPARENT HOA
98366-1-18.4	NON-APPARENT HOA
98355-1-18.4	NON-APPARENT HOA
98315-1-18.4	NON-APPARENT HOA
98312-1-18.4	NON-APPARENT HOA
98298-1-18.4	NON-APPARENT HOA
98297-1-18.4	NON-APPARENT HOA

12 | P a g e

98290-1-18.4	NON-APPARENT HOA
98278-1-18.4	NON-APPARENT HOA
98273-1-18.4	NON-APPARENT HOA
98264-1-18.4	NON-APPARENT HOA
98253-1-18.4	NON-APPARENT HOA
98245-1-18.4	NON-APPARENT HOA
98234-1-18.4	NON-APPARENT HOA
98217-1-18.4	NON-APPARENT HOA
98155-1-18.4	NON-APPARENT HOA
98151-1-18.4	NON-APPARENT HOA
98130-1-18.4	NON-APPARENT HOA
98117-1-18.4	NON-APPARENT HOA
98115-1-18.4	NON-APPARENT HOA
98052-1-18.4	NON-APPARENT HOA
98051-1-18.4	NON-APPARENT HOA
98030-1-18.4	NON-APPARENT HOA
98010-1-18.4	NON-APPARENT HOA
96090-1-18.4	NON-APPARENT HOA
96051-1-18.4	NON-APPARENT HOA
94698-1-18.4	NON-APPARENT HOA
94671-1-18.4	NON-APPARENT HOA
94653-1-18.4	NON-APPARENT HOA
94631-1-18.4	NON-APPARENT HOA
94625-1-18.4	NON-APPARENT HOA
94581-1-18.4	NON-APPARENT HOA
94553-1-18.4	NON-APPARENT HOA
94525-1-18.4	NON-APPARENT HOA
94422-1-18.4	NON-APPARENT HOA
92703-1-18.4	NON-APPARENT HOA
92682-1-18.4	NON-APPARENT HOA
92681-1-18.4	NON-APPARENT HOA
92663-1-18.4	NON-APPARENT HOA
92649-1-18.4	NON-APPARENT HOA
92641-1-18.4	NON-APPARENT HOA
92636-1-18.4	NON-APPARENT HOA
92618-1-18.4	NON-APPARENT HOA
92588-1-18.4	NON-APPARENT HOA
92586-1-18.4	NON-APPARENT HOA
92577-1-18.4	NON-APPARENT HOA
92547-1-18.4	NON-APPARENT HOA
92531-1-18.4	NON-APPARENT HOA

13 | P a g e

92487-1-18.4	NON-APPARENT HOA
92481-1-18.4	NON-APPARENT HOA
92142-1-18.4	NON-APPARENT HOA
92127-1-18.4	NON-APPARENT HOA
92044-1-18.4	NON-APPARENT HOA
92042-1-18.4	NON-APPARENT HOA
91773-1-18.4	NON-APPARENT HOA
91649-1-18.4	NON-APPARENT HOA
91647-1-18.4	NON-APPARENT HOA
91626-1-18.4	NON-APPARENT HOA
91432-1-18.4	NON-APPARENT HOA
91390-1-18.4	NON-APPARENT HOA
91373-1-18.4	NON-APPARENT HOA
91000-1-18.4	NON-APPARENT HOA
90890-1-18.4	NON-APPARENT HOA
90848-1-18.4	NON-APPARENT HOA
90823-1-18.4	NON-APPARENT HOA
90721-1-18.4	NON-APPARENT HOA
90633-1-18.4	NON-APPARENT HOA
90611-1-18.4	NON-APPARENT HOA
90486-1-18.4	NON-APPARENT HOA
90481-1-18.4	NON-APPARENT HOA
75666-1-18.4	NON-APPARENT HOA
75553-1-18.4	NON-APPARENT HOA
75551-1-18.4	NON-APPARENT HOA
75546-1-18.4	NON-APPARENT HOA
75538-1-18.4	NON-APPARENT HOA
75535-1-18.4	NON-APPARENT HOA
75525-1-18.4	NON-APPARENT HOA
75517-1-18.4	NON-APPARENT HOA
75502-1-18.4	NON-APPARENT HOA
75497-1-18.4	NON-APPARENT HOA
75495-1-18.4	NON-APPARENT HOA
75485-1-18.4	NON-APPARENT HOA
75475-1-18.4	NON-APPARENT HOA
75472-1-18.4	NON-APPARENT HOA
75438-1-18.4	NON-APPARENT HOA
75436-1-18.4	NON-APPARENT HOA
75432-1-18.4	NON-APPARENT HOA
75419-1-18.4	NON-APPARENT HOA
75418-1-18.4	NON-APPARENT HOA

14 | P a g e

75416-1-18.4	NON-APPARENT HOA
75414-1-18.4	NON-APPARENT HOA
75407-1-18.4	NON-APPARENT HOA
75389-1-18.4	NON-APPARENT HOA
75386-1-18.4	NON-APPARENT HOA
75379-1-18.4	NON-APPARENT HOA
75371-1-18.4	NON-APPARENT HOA
75367-1-18.4	NON-APPARENT HOA
75366-1-18.4	NON-APPARENT HOA
75357-1-18.4	NON-APPARENT HOA
75355-1-18.4	NON-APPARENT HOA
75341-1-18.4	NON-APPARENT HOA
75339-1-18.4	NON-APPARENT HOA
75338-1-18.4	NON-APPARENT HOA
75326-1-18.4	NON-APPARENT HOA
75325-1-18.4	NON-APPARENT HOA
75322-1-18.4	NON-APPARENT HOA
75311-1-18.4	NON-APPARENT HOA
75309-1-18.4	NON-APPARENT HOA
75306-1-18.4	NON-APPARENT HOA
75302-1-18.4	NON-APPARENT HOA
75298-1-18.4	NON-APPARENT HOA
75254-1-18.4	NON-APPARENT HOA
75251-1-18.4	NON-APPARENT HOA
75233-1-18.4	NON-APPARENT HOA
75225-1-18.4	NON-APPARENT HOA
75224-1-18.4	NON-APPARENT HOA
75216-1-18.4	NON-APPARENT HOA
75168-1-18.4	NON-APPARENT HOA
75163-1-18.4	NON-APPARENT HOA
75148-1-18.4	NON-APPARENT HOA
75123-1-18.4	NON-APPARENT HOA
75104-1-18.4	NON-APPARENT HOA
75092-1-18.4	NON-APPARENT HOA
75078-1-18.4	NON-APPARENT HOA
75057-1-18.4	NON-APPARENT HOA
75036-1-18.4	NON-APPARENT HOA
75031-1-18.4	NON-APPARENT HOA
75026-1-18.4	NON-APPARENT HOA
75025-1-18.4	NON-APPARENT HOA
75021-1-18.4	NON-APPARENT HOA

15 | P a g e

75013-1-18.4	NON-APPARENT HOA
75001-1-18.4	NON-APPARENT HOA
70798-1-18.4	NON-APPARENT HOA
70795-1-18.4	NON-APPARENT HOA
70791-1-18.4	NON-APPARENT HOA
70790-1-18.4	NON-APPARENT HOA
70788-1-18.4	NON-APPARENT HOA
70787-1-18.4	NON-APPARENT HOA
70782-1-18.4	NON-APPARENT HOA
70777-1-18.4	NON-APPARENT HOA
70769-1-18.4	NON-APPARENT HOA
70768-1-18.4	NON-APPARENT HOA
70766-1-18.4	NON-APPARENT HOA
70765-1-18.4	NON-APPARENT HOA
70762-1-18.4	NON-APPARENT HOA
70759-1-18.4	NON-APPARENT HOA
70757-1-18.4	NON-APPARENT HOA
70752-1-18.4	NON-APPARENT HOA
70751-1-18.4	NON-APPARENT HOA
70744-1-18.4	NON-APPARENT HOA
70736-1-18.4	NON-APPARENT HOA
70723-1-18.4	NON-APPARENT HOA
70718-1-18.4	NON-APPARENT HOA
70715-1-18.4	NON-APPARENT HOA
70712-1-18.4	NON-APPARENT HOA
70708-1-18.4	NON-APPARENT HOA
70700-1-18.4	NON-APPARENT HOA
70699-1-18.4	NON-APPARENT HOA
70698-1-18.4	NON-APPARENT HOA
70696-1-18.4	NON-APPARENT HOA
70695-1-18.4	NON-APPARENT HOA
70691-1-18.4	NON-APPARENT HOA
70690-1-18.4	NON-APPARENT HOA
70686-1-18.4	NON-APPARENT HOA
70685-1-18.4	NON-APPARENT HOA
70680-1-18.4	NON-APPARENT HOA
70679-1-18.4	NON-APPARENT HOA
70678-1-18.4	NON-APPARENT HOA
70674-1-18.4	NON-APPARENT HOA
70673-1-18.4	NON-APPARENT HOA
70667-1-18.4	NON-APPARENT HOA

16 | P a g e

70661-1-18.4	NON-APPARENT HOA
70659-1-18.4	NON-APPARENT HOA
70654-1-18.4	NON-APPARENT HOA
70653-1-18.4	NON-APPARENT HOA
70647-1-18.4	NON-APPARENT HOA
70622-1-18.4	NON-APPARENT HOA
70621-1-18.4	NON-APPARENT HOA
70612-1-18.4	NON-APPARENT HOA
70610-1-18.4	NON-APPARENT HOA
70607-1-18.4	NON-APPARENT HOA
70604-1-18.4	NON-APPARENT HOA
70599-1-18.4	NON-APPARENT HOA
70597-1-18.4	NON-APPARENT HOA
70596-1-18.4	NON-APPARENT HOA
70595-1-18.4	NON-APPARENT HOA
70594-1-18.4	NON-APPARENT HOA
70592-1-18.4	NON-APPARENT HOA
70589-1-18.4	NON-APPARENT HOA
70566-1-18.4	NON-APPARENT HOA
70565-1-18.4	NON-APPARENT HOA
70564-1-18.4	NON-APPARENT HOA
70560-1-18.4	NON-APPARENT HOA
70558-1-18.4	NON-APPARENT HOA
70556-1-18.4	NON-APPARENT HOA
70550-1-18.4	NON-APPARENT HOA
70549-1-18.4	NON-APPARENT HOA
70543-1-18.4	NON-APPARENT HOA
70536-1-18.4	NON-APPARENT HOA
70534-1-18.4	NON-APPARENT HOA
70532-1-18.4	NON-APPARENT HOA
70528-1-18.4	NON-APPARENT HOA
70525-1-18.4	NON-APPARENT HOA
70524-1-18.4	NON-APPARENT HOA
70503-1-18.4	NON-APPARENT HOA
70501-1-18.4	NON-APPARENT HOA
70493-1-18.4	NON-APPARENT HOA
70489-1-18.4	NON-APPARENT HOA
70472-1-18.4	NON-APPARENT HOA
70464-1-18.4	NON-APPARENT HOA
70456-1-18.4	NON-APPARENT HOA
70450-1-18.4	NON-APPARENT HOA

17 | P a g e

70448-1-18.4	NON-APPARENT HOA
70408-1-18.4	NON-APPARENT HOA
70399-1-18.4	NON-APPARENT HOA
70385-1-18.4	NON-APPARENT HOA
70383-1-18.4	NON-APPARENT HOA
70382-1-18.4	NON-APPARENT HOA
70381-1-18.4	NON-APPARENT HOA
70304-1-18.4	NON-APPARENT HOA
70289-1-18.4	NON-APPARENT HOA
70288-1-18.4	NON-APPARENT HOA
70276-1-18.4	NON-APPARENT HOA
70275-1-18.4	NON-APPARENT HOA
70267-1-18.4	NON-APPARENT HOA
70264-1-18.4	NON-APPARENT HOA
70255-1-18.4	NON-APPARENT HOA
70253-1-18.4	NON-APPARENT HOA
70244-1-18.4	NON-APPARENT HOA
70200-1-18.4	NON-APPARENT HOA
70198-1-18.4	NON-APPARENT HOA
70174-1-18.4	NON-APPARENT HOA
70168-1-18.4	NON-APPARENT HOA
70152-1-18.4	NON-APPARENT HOA
70126-1-18.4	NON-APPARENT HOA
66549-1-18.4	NON-APPARENT HOA
66506-1-18.4	NON-APPARENT HOA
66190-1-18.4	NON-APPARENT HOA
66178-1-18.4	NON-APPARENT HOA
66154-1-18.4	NON-APPARENT HOA
66095-1-18.4	NON-APPARENT HOA
65988-1-18.4	NON-APPARENT HOA
65971-1-18.4	NON-APPARENT HOA
65940-1-18.4	NON-APPARENT HOA
65851-1-18.4	NON-APPARENT HOA
65829-1-18.4	NON-APPARENT HOA
65787-1-18.4	NON-APPARENT HOA
65776-1-18.4	NON-APPARENT HOA
65079-1-18.4	NON-APPARENT HOA
63409-1-18.4	NON-APPARENT HOA
63323-1-18.4	NON-APPARENT HOA
63080-1-18.4	NON-APPARENT HOA
610596-1-18.4	NON-APPARENT HOA

18 | P a g e

610562-1-18.4	NON-APPARENT HOA
610558-1-18.4	NON-APPARENT HOA
610554-1-18.4	NON-APPARENT HOA
610552-1-18.4	NON-APPARENT HOA
610545-1-18.4	NON-APPARENT HOA
610537-1-18.4	NON-APPARENT HOA
610499-1-18.4	NON-APPARENT HOA
610484-1-18.4	NON-APPARENT HOA
610451-1-18.4	NON-APPARENT HOA
610426-1-18.4	NON-APPARENT HOA
610384-1-18.4	NON-APPARENT HOA
610356-1-18.4	NON-APPARENT HOA
610347-1-18.4	NON-APPARENT HOA
610192-1-18.4	NON-APPARENT HOA
610177-1-18.4	NON-APPARENT HOA
610175-1-18.4	NON-APPARENT HOA
610167-1-18.4	NON-APPARENT HOA
610166-1-18.4	NON-APPARENT HOA
610164-1-18.4	NON-APPARENT HOA
610156-1-18.4	NON-APPARENT HOA
610142-1-18.4	NON-APPARENT HOA
610122-1-18.4	NON-APPARENT HOA
610107-1-18.4	NON-APPARENT HOA
610096-1-18.4	NON-APPARENT HOA
610092-1-18.4	NON-APPARENT HOA
610086-1-18.4	NON-APPARENT HOA
610080-1-18.4	NON-APPARENT HOA
610073-1-18.4	NON-APPARENT HOA
610069-1-18.4	NON-APPARENT HOA
610067-1-18.4	NON-APPARENT HOA
610065-1-18.4	NON-APPARENT HOA
610063-1-18.4	NON-APPARENT HOA
610062-1-18.4	NON-APPARENT HOA
610057-1-18.4	NON-APPARENT HOA
610037-1-18.4	NON-APPARENT HOA
610027-1-18.4	NON-APPARENT HOA
610026-1-18.4	NON-APPARENT HOA
610025-1-18.4	NON-APPARENT HOA
610014-1-18.4	NON-APPARENT HOA
610010-1-18.4	NON-APPARENT HOA
610008-1-18.4	NON-APPARENT HOA

19 | P a g e

603220-1-18.4	NON-APPARENT HOA
603182-1-18.4	NON-APPARENT HOA
603152-1-18.4	NON-APPARENT HOA
603142-1-18.4	NON-APPARENT HOA
603136-1-18.4	NON-APPARENT HOA
603112-1-18.4	NON-APPARENT HOA
603067-1-18.4	NON-APPARENT HOA
603058-1-18.4	NON-APPARENT HOA
603049-1-18.4	NON-APPARENT HOA
603044-1-18.4	NON-APPARENT HOA
603041-1-18.4	NON-APPARENT HOA
603040-1-18.4	NON-APPARENT HOA
603032-1-18.4	NON-APPARENT HOA
603026-1-18.4	NON-APPARENT HOA
603015-1-18.4	NON-APPARENT HOA
603010-1-18.4	NON-APPARENT HOA
60101-1-18.4	NON-APPARENT HOA
600632-1-18.4	NON-APPARENT HOA
600623-1-18.4	NON-APPARENT HOA
600586-1-18.4	NON-APPARENT HOA
600569-1-18.4	NON-APPARENT HOA
600416-1-18.4	NON-APPARENT HOA
600389-1-18.4	NON-APPARENT HOA
600340-1-18.4	NON-APPARENT HOA
600338-1-18.4	NON-APPARENT HOA
600337-1-18.4	NON-APPARENT HOA
600323-1-18.4	NON-APPARENT HOA
600320-1-18.4	NON-APPARENT HOA
600318-1-18.4	NON-APPARENT HOA
600304-1-18.4	NON-APPARENT HOA
600260-1-18.4	NON-APPARENT HOA
600250-1-18.4	NON-APPARENT HOA
600238-1-18.4	NON-APPARENT HOA
600233-1-18.4	NON-APPARENT HOA
600227-1-18.4	NON-APPARENT HOA
600224-1-18.4	NON-APPARENT HOA
600185-1-18.4	NON-APPARENT HOA
600115-1-18.4	NON-APPARENT HOA
600103-1-18.4	NON-APPARENT HOA
600068-1-18.4	NON-APPARENT HOA
516209-1-18.4	NON-APPARENT HOA

20 | P a g e

516171-1-18.4	NON-APPARENT HOA
516167-1-18.4	NON-APPARENT HOA
516152-1-18.4	NON-APPARENT HOA
516151-1-18.4	NON-APPARENT HOA
516125-1-18.4	NON-APPARENT HOA
516115-1-18.4	NON-APPARENT HOA
516042-1-18.4	NON-APPARENT HOA
516018-1-18.4	NON-APPARENT HOA
515979-1-18.4	NON-APPARENT HOA
515969-1-18.4	NON-APPARENT HOA
515643-1-18.4	NON-APPARENT HOA
515641-1-18.4	NON-APPARENT HOA
515572-1-18.4	NON-APPARENT HOA
515534-1-18.4	NON-APPARENT HOA
515476-1-18.4	NON-APPARENT HOA
515470-1-18.4	NON-APPARENT HOA
515462-1-18.4	NON-APPARENT HOA
515432-1-18.4	NON-APPARENT HOA
515388-1-18.4	NON-APPARENT HOA
515378-1-18.4	NON-APPARENT HOA
515376-1-18.4	NON-APPARENT HOA
515318-1-18.4	NON-APPARENT HOA
515316-1-18.4	NON-APPARENT HOA
515294-1-18.4	NON-APPARENT HOA
515258-1-18.4	NON-APPARENT HOA
515155-1-18.4	NON-APPARENT HOA
515154-1-18.4	NON-APPARENT HOA
515085-1-18.4	NON-APPARENT HOA
515075-1-18.4	NON-APPARENT HOA
515014-1-18.4	NON-APPARENT HOA
515005-1-18.4	NON-APPARENT HOA
515002-1-18.4	NON-APPARENT HOA
514995-1-18.4	NON-APPARENT HOA
514958-1-18.4	NON-APPARENT HOA
514947-1-18.4	NON-APPARENT HOA
514923-1-18.4	NON-APPARENT HOA
514915-1-18.4	NON-APPARENT HOA
514853-1-18.4	NON-APPARENT HOA
514828-1-18.4	NON-APPARENT HOA
514819-1-18.4	NON-APPARENT HOA
514815-1-18.4	NON-APPARENT HOA

21 | P a g e

514798-1-18.4	NON-APPARENT HOA
514791-1-18.4	NON-APPARENT HOA
514780-1-18.4	NON-APPARENT HOA
514774-1-18.4	NON-APPARENT HOA
514755-1-18.4	NON-APPARENT HOA
514666-1-18.4	NON-APPARENT HOA
514577-1-18.4	NON-APPARENT HOA
514569-1-18.4	NON-APPARENT HOA
514450-1-18.4	NON-APPARENT HOA
514375-1-18.4	NON-APPARENT HOA
514374-1-18.4	NON-APPARENT HOA
514368-1-18.4	NON-APPARENT HOA
514331-1-18.4	NON-APPARENT HOA
514307-1-18.4	NON-APPARENT HOA
514212-1-18.4	NON-APPARENT HOA
514057-1-18.4	NON-APPARENT HOA
513951-1-18.4	NON-APPARENT HOA
513829-1-18.4	NON-APPARENT HOA
513787-1-18.4	NON-APPARENT HOA
513747-1-18.4	NON-APPARENT HOA
513745-1-18.4	NON-APPARENT HOA
513741-1-18.4	NON-APPARENT HOA
513715-1-18.4	NON-APPARENT HOA
513634-1-18.4	NON-APPARENT HOA
513503-1-18.4	NON-APPARENT HOA
513467-1-18.4	NON-APPARENT HOA
513046-1-18.4	NON-APPARENT HOA
513025-1-18.4	NON-APPARENT HOA
512986-1-18.4	NON-APPARENT HOA
512972-1-18.4	NON-APPARENT HOA
512691-1-18.4	NON-APPARENT HOA
512681-1-18.4	NON-APPARENT HOA
511889-1-18.4	NON-APPARENT HOA
511700-1-18.4	NON-APPARENT HOA
511110-1-18.4	NON-APPARENT HOA
510788-1-18.4	NON-APPARENT HOA
510727-1-18.4	NON-APPARENT HOA
510669-1-18.4	NON-APPARENT HOA
510654-1-18.4	NON-APPARENT HOA
510549-1-18.4	NON-APPARENT HOA
510321-1-18.4	NON-APPARENT HOA

22 | P a g e

510277-1-18.4	NON-APPARENT HOA
510247-1-18.4	NON-APPARENT HOA
509973-1-18.4	NON-APPARENT HOA
509642-1-18.4	NON-APPARENT HOA
505531-1-18.4	NON-APPARENT HOA
503217-1-18.4	NON-APPARENT HOA
502663-1-18.4	NON-APPARENT HOA
502120-1-18.4	NON-APPARENT HOA
501898-1-18.4	NON-APPARENT HOA
500974-1-18.4	NON-APPARENT HOA
50042-1-18.4	NON-APPARENT HOA
45310-1-18.4	NON-APPARENT HOA
45299-1-18.4	NON-APPARENT HOA
45298-1-18.4	NON-APPARENT HOA
45290-1-18.4	NON-APPARENT HOA
45275-1-18.4	NON-APPARENT HOA
45251-1-18.4	NON-APPARENT HOA
45235-1-18.4	NON-APPARENT HOA
45234-1-18.4	NON-APPARENT HOA
45174-1-18.4	NON-APPARENT HOA
45170-1-18.4	NON-APPARENT HOA
45151-1-18.4	NON-APPARENT HOA
45086-1-18.4	NON-APPARENT HOA
45081-1-18.4	NON-APPARENT HOA
45069-1-18.4	NON-APPARENT HOA
45021-1-18.4	NON-APPARENT HOA
41235-1-18.4	NON-APPARENT HOA
41228-1-18.4	NON-APPARENT HOA
41226-1-18.4	NON-APPARENT HOA
41225-1-18.4	NON-APPARENT HOA
41224-1-18.4	NON-APPARENT HOA
41223-1-18.4	NON-APPARENT HOA
41222-1-18.4	NON-APPARENT HOA
41221-1-18.4	NON-APPARENT HOA
41220-1-18.4	NON-APPARENT HOA
41213-1-18.4	NON-APPARENT HOA
41211-1-18.4	NON-APPARENT HOA
41210-1-18.4	NON-APPARENT HOA
41206-1-18.4	NON-APPARENT HOA
41205-1-18.4	NON-APPARENT HOA
41202-1-18.4	NON-APPARENT HOA

23 | P a g e

41199-1-18.4	NON-APPARENT HOA
41197-1-18.4	NON-APPARENT HOA
41195-1-18.4	NON-APPARENT HOA
41194-1-18.4	NON-APPARENT HOA
41193-1-18.4	NON-APPARENT HOA
41192-1-18.4	NON-APPARENT HOA
41191-1-18.4	NON-APPARENT HOA
41190-1-18.4	NON-APPARENT HOA
41188-1-18.4	NON-APPARENT HOA
41186-1-18.4	NON-APPARENT HOA
41184-1-18.4	NON-APPARENT HOA
41182-1-18.4	NON-APPARENT HOA
41180-1-18.4	NON-APPARENT HOA
41176-1-18.4	NON-APPARENT HOA
41171-1-18.4	NON-APPARENT HOA
41166-1-18.4	NON-APPARENT HOA
41156-1-18.4	NON-APPARENT HOA
41150-1-18.4	NON-APPARENT HOA
41149-1-18.4	NON-APPARENT HOA
41144-1-18.4	NON-APPARENT HOA
41143-1-18.4	NON-APPARENT HOA
41140-1-18.4	NON-APPARENT HOA
41139-1-18.4	NON-APPARENT HOA
41138-1-18.4	NON-APPARENT HOA
41136-1-18.4	NON-APPARENT HOA
41132-1-18.4	NON-APPARENT HOA
41127-1-18.4	NON-APPARENT HOA
41126-1-18.4	NON-APPARENT HOA
41119-1-18.4	NON-APPARENT HOA
41118-1-18.4	NON-APPARENT HOA
41113-1-18.4	NON-APPARENT HOA
41111-1-18.4	NON-APPARENT HOA
41103-1-18.4	NON-APPARENT HOA
41102-1-18.4	NON-APPARENT HOA
41081-1-18.4	NON-APPARENT HOA
41080-1-18.4	NON-APPARENT HOA
41073-1-18.4	NON-APPARENT HOA
41067-1-18.4	NON-APPARENT HOA
41050-1-18.4	NON-APPARENT HOA
41048-1-18.4	NON-APPARENT HOA
41046-1-18.4	NON-APPARENT HOA

24 | P a g e

41045-1-18.4	NON-APPARENT HOA
41041-1-18.4	NON-APPARENT HOA
41033-1-18.4	NON-APPARENT HOA
41031-1-18.4	NON-APPARENT HOA
41019-1-18.4	NON-APPARENT HOA
41015-1-18.4	NON-APPARENT HOA
41012-1-18.4	NON-APPARENT HOA
41011-1-18.4	NON-APPARENT HOA
41009-1-18.4	NON-APPARENT HOA
41000-1-18.4	NON-APPARENT HOA
40995-1-18.4	NON-APPARENT HOA
40994-1-18.4	NON-APPARENT HOA
40981-1-18.4	NON-APPARENT HOA
40965-1-18.4	NON-APPARENT HOA
40963-1-18.4	NON-APPARENT HOA
40928-1-18.4	NON-APPARENT HOA
40912-1-18.4	NON-APPARENT HOA
40896-1-18.4	NON-APPARENT HOA
40891-1-18.4	NON-APPARENT HOA
40887-1-18.4	NON-APPARENT HOA
40882-1-18.4	NON-APPARENT HOA
40866-1-18.4	NON-APPARENT HOA
40864-1-18.4	NON-APPARENT HOA
40858-1-18.4	NON-APPARENT HOA
40835-1-18.4	NON-APPARENT HOA
40833-1-18.4	NON-APPARENT HOA
40827-1-18.4	NON-APPARENT HOA
40822-1-18.4	NON-APPARENT HOA
40803-1-18.4	NON-APPARENT HOA
40802-1-18.4	NON-APPARENT HOA
40799-1-18.4	NON-APPARENT HOA
40794-1-18.4	NON-APPARENT HOA
40771-1-18.4	NON-APPARENT HOA
40761-1-18.4	NON-APPARENT HOA
40753-1-18.4	NON-APPARENT HOA
40741-1-18.4	NON-APPARENT HOA
40734-1-18.4	NON-APPARENT HOA
40731-1-18.4	NON-APPARENT HOA
40724-1-18.4	NON-APPARENT HOA
40714-1-18.4	NON-APPARENT HOA
40712-1-18.4	NON-APPARENT HOA

25 | P a g e

40707-1-18.4	NON-APPARENT HOA
40705-1-18.4	NON-APPARENT HOA
40668-1-18.4	NON-APPARENT HOA
40656-1-18.4	NON-APPARENT HOA
40644-1-18.4	NON-APPARENT HOA
40635-1-18.4	NON-APPARENT HOA
40631-1-18.4	NON-APPARENT HOA
40606-1-18.4	NON-APPARENT HOA
40593-1-18.4	NON-APPARENT HOA
40589-1-18.4	NON-APPARENT HOA
40587-1-18.4	NON-APPARENT HOA
40568-1-18.4	NON-APPARENT HOA
40554-1-18.4	NON-APPARENT HOA
40542-1-18.4	NON-APPARENT HOA
40528-1-18.4	NON-APPARENT HOA
40521-1-18.4	NON-APPARENT HOA
40496-1-18.4	NON-APPARENT HOA
40469-1-18.4	NON-APPARENT HOA
40466-1-18.4	NON-APPARENT HOA
40459-1-18.4	NON-APPARENT HOA
40454-1-18.4	NON-APPARENT HOA
40453-1-18.4	NON-APPARENT HOA
40445-1-18.4	NON-APPARENT HOA
40437-1-18.4	NON-APPARENT HOA
40429-1-18.4	NON-APPARENT HOA
40425-1-18.4	NON-APPARENT HOA
40417-1-18.4	NON-APPARENT HOA
40410-1-18.4	NON-APPARENT HOA
40405-1-18.4	NON-APPARENT HOA
40403-1-18.4	NON-APPARENT HOA
40396-1-18.4	NON-APPARENT HOA
40394-1-18.4	NON-APPARENT HOA
40391-1-18.4	NON-APPARENT HOA
40389-1-18.4	NON-APPARENT HOA
40384-1-18.4	NON-APPARENT HOA
40379-1-18.4	NON-APPARENT HOA
40371-1-18.4	NON-APPARENT HOA
40363-1-18.4	NON-APPARENT HOA
40348-1-18.4	NON-APPARENT HOA
40341-1-18.4	NON-APPARENT HOA
40340-1-18.4	NON-APPARENT HOA

26 | P a g e

40330-1-18.4	NON-APPARENT HOA
40315-1-18.4	NON-APPARENT HOA
31643-1-18.4	NON-APPARENT HOA
31642-1-18.4	NON-APPARENT HOA
31641-1-18.4	NON-APPARENT HOA
31637-1-18.4	NON-APPARENT HOA
31632-1-18.4	NON-APPARENT HOA
31629-1-18.4	NON-APPARENT HOA
31627-1-18.4	NON-APPARENT HOA
31621-1-18.4	NON-APPARENT HOA
31619-1-18.4	NON-APPARENT HOA
31618-1-18.4	NON-APPARENT HOA
31617-1-18.4	NON-APPARENT HOA
31615-1-18.4	NON-APPARENT HOA
31614-1-18.4	NON-APPARENT HOA
31612-1-18.4	NON-APPARENT HOA
31611-1-18.4	NON-APPARENT HOA
31610-1-18.4	NON-APPARENT HOA
31608-1-18.4	NON-APPARENT HOA
31604-1-18.4	NON-APPARENT HOA
31599-1-18.4	NON-APPARENT HOA
31598-1-18.4	NON-APPARENT HOA
31596-1-18.4	NON-APPARENT HOA
31594-1-18.4	NON-APPARENT HOA
31590-1-18.4	NON-APPARENT HOA
31589-1-18.4	NON-APPARENT HOA
31588-1-18.4	NON-APPARENT HOA
31585-1-18.4	NON-APPARENT HOA
31580-1-18.4	NON-APPARENT HOA
31569-1-18.4	NON-APPARENT HOA
31566-1-18.4	NON-APPARENT HOA
31561-1-18.4	NON-APPARENT HOA
31541-1-18.4	NON-APPARENT HOA
31539-1-18.4	NON-APPARENT HOA
31527-1-18.4	NON-APPARENT HOA
31525-1-18.4	NON-APPARENT HOA
31523-1-18.4	NON-APPARENT HOA
31501-1-18.4	NON-APPARENT HOA
31497-1-18.4	NON-APPARENT HOA
31468-1-18.4	NON-APPARENT HOA
31464-1-18.4	NON-APPARENT HOA

27 | P a g e

31459-1-18.4	NON-APPARENT HOA
31412-1-18.4	NON-APPARENT HOA
31391-1-18.4	NON-APPARENT HOA
31388-1-18.4	NON-APPARENT HOA
31386-1-18.4	NON-APPARENT HOA
31365-1-18.4	NON-APPARENT HOA
31355-1-18.4	NON-APPARENT HOA
31284-1-18.4	NON-APPARENT HOA
31253-1-18.4	NON-APPARENT HOA
31249-1-18.4	NON-APPARENT HOA
31233-1-18.4	NON-APPARENT HOA
31225-1-18.4	NON-APPARENT HOA
31186-1-18.4	NON-APPARENT HOA
31064-1-18.4	NON-APPARENT HOA
31047-1-18.4	NON-APPARENT HOA
31034-1-18.4	NON-APPARENT HOA
31024-1-18.4	NON-APPARENT HOA
31000-1-18.4	NON-APPARENT HOA
30981-1-18.4	NON-APPARENT HOA
30923-1-18.4	NON-APPARENT HOA
30909-1-18.4	NON-APPARENT HOA
30839-1-18.4	NON-APPARENT HOA
30838-1-18.4	NON-APPARENT HOA
30705-1-18.4	NON-APPARENT HOA
30702-1-18.4	NON-APPARENT HOA
30632-1-18.4	NON-APPARENT HOA
30623-1-18.4	NON-APPARENT HOA
30593-1-18.4	NON-APPARENT HOA
30548-1-18.4	NON-APPARENT HOA
30525-1-18.4	NON-APPARENT HOA
30491-1-18.4	NON-APPARENT HOA
30475-1-18.4	NON-APPARENT HOA
29916-1-18.4	NON-APPARENT HOA
29106-1-18.4	NON-APPARENT HOA
26271-1-18.4	NON-APPARENT HOA
25660-1-18.4	NON-APPARENT HOA
24695-1-18.4	NON-APPARENT HOA
24168-1-18.4	NON-APPARENT HOA
23829-1-18.4	NON-APPARENT HOA
23826-1-18.4	NON-APPARENT HOA
22327-1-18.4	NON-APPARENT HOA

28 | P a g e

22326-1-18.4	NON-APPARENT HOA
21706-1-18.4	NON-APPARENT HOA
21387-1-18.4	NON-APPARENT HOA
207152-1-18.4	NON-APPARENT HOA
207148-1-18.4	NON-APPARENT HOA
207146-1-18.4	NON-APPARENT HOA
207145-1-18.4	NON-APPARENT HOA
207143-1-18.4	NON-APPARENT HOA
207142-1-18.4	NON-APPARENT HOA
207137-1-18.4	NON-APPARENT HOA
207130-1-18.4	NON-APPARENT HOA
207129-1-18.4	NON-APPARENT HOA
207128-1-18.4	NON-APPARENT HOA
207127-1-18.4	NON-APPARENT HOA
207120-1-18.4	NON-APPARENT HOA
207115-1-18.4	NON-APPARENT HOA
207110-1-18.4	NON-APPARENT HOA
207109-1-18.4	NON-APPARENT HOA
207107-1-18.4	NON-APPARENT HOA
207105-1-18.4	NON-APPARENT HOA
207104-1-18.4	NON-APPARENT HOA
207101-1-18.4	NON-APPARENT HOA
207100-1-18.4	NON-APPARENT HOA
204665-1-18.4	NON-APPARENT HOA
201174-1-18.4	NON-APPARENT HOA
201153-1-18.4	NON-APPARENT HOA
200809-1-18.4	NON-APPARENT HOA
200787-1-18.4	NON-APPARENT HOA
20001-1-18.4	NON-APPARENT HOA
17222-1-18.4	NON-APPARENT HOA
17114-1-18.4	NON-APPARENT HOA
16555-1-18.4	NON-APPARENT HOA
14832-1-18.4	NON-APPARENT HOA
141144-1-18.4	NON-APPARENT HOA
141136-1-18.4	NON-APPARENT HOA
141035-1-18.4	NON-APPARENT HOA
141027-1-18.4	NON-APPARENT HOA
140964-1-18.4	NON-APPARENT HOA
140929-1-18.4	NON-APPARENT HOA
140921-1-18.4	NON-APPARENT HOA
140918-1-18.4	NON-APPARENT HOA

29 | P a g e

140901-1-18.4	NON-APPARENT HOA
140882-1-18.4	NON-APPARENT HOA
140871-1-18.4	NON-APPARENT HOA
140853-1-18.4	NON-APPARENT HOA
140791-1-18.4	NON-APPARENT HOA
140761-1-18.4	NON-APPARENT HOA
140760-1-18.4	NON-APPARENT HOA
140755-1-18.4	NON-APPARENT HOA
140739-1-18.4	NON-APPARENT HOA
140727-1-18.4	NON-APPARENT HOA
140717-1-18.4	NON-APPARENT HOA
140702-1-18.4	NON-APPARENT HOA
140699-1-18.4	NON-APPARENT HOA
140668-1-18.4	NON-APPARENT HOA
140662-1-18.4	NON-APPARENT HOA
140651-1-18.4	NON-APPARENT HOA
140648-1-18.4	NON-APPARENT HOA
140644-1-18.4	NON-APPARENT HOA
140606-1-18.4	NON-APPARENT HOA
140583-1-18.4	NON-APPARENT HOA
140540-1-18.4	NON-APPARENT HOA
140538-1-18.4	NON-APPARENT HOA
140519-1-18.4	NON-APPARENT HOA
140506-1-18.4	NON-APPARENT HOA
140497-1-18.4	NON-APPARENT HOA
140484-1-18.4	NON-APPARENT HOA
140467-1-18.4	NON-APPARENT HOA
140453-1-18.4	NON-APPARENT HOA
140450-1-18.4	NON-APPARENT HOA
140445-1-18.4	NON-APPARENT HOA
140430-1-18.4	NON-APPARENT HOA
140429-1-18.4	NON-APPARENT HOA
140378-1-18.4	NON-APPARENT HOA
140327-1-18.4	NON-APPARENT HOA
140323-1-18.4	NON-APPARENT HOA
140299-1-18.4	NON-APPARENT HOA
140292-1-18.4	NON-APPARENT HOA
140271-1-18.4	NON-APPARENT HOA
140266-1-18.4	NON-APPARENT HOA
140226-1-18.4	NON-APPARENT HOA
140153-1-18.4	NON-APPARENT HOA

30 | P a g e

140042-1-18.4	NON-APPARENT HOA
140017-1-18.4	NON-APPARENT HOA
130599-1-18.4	NON-APPARENT HOA
130409-1-18.4	NON-APPARENT HOA
130210-1-18.4	NON-APPARENT HOA
130175-1-18.4	NON-APPARENT HOA
130168-1-18.4	NON-APPARENT HOA
130120-1-18.4	NON-APPARENT HOA
130114-1-18.4	NON-APPARENT HOA
130097-1-18.4	NON-APPARENT HOA
130084-1-18.4	NON-APPARENT HOA
130061-1-18.4	NON-APPARENT HOA
130056-1-18.4	NON-APPARENT HOA
130044-1-18.4	NON-APPARENT HOA
111652-1-18.4	NON-APPARENT HOA
110236-1-18.4	NON-APPARENT HOA
100143-1-18.4	NON-APPARENT HOA
100043-1-18.4	NON-APPARENT HOA
100026-1-18.4	NON-APPARENT HOA
p0000820-1-18.4	NON-APPARENT HOA
p0000737-1-18.4	NON-APPARENT HOA
p0000647-1-18.4	NON-APPARENT HOA
p0000463-1-18.4	NON-APPARENT HOA
98668-1-18.4	NON-APPARENT HOA
96030-1-18.4	NON-APPARENT HOA
91376-1-18.4	NON-APPARENT HOA
91175-1-18.4	NON-APPARENT HOA
75420-1-18.4	NON-APPARENT HOA
600191-1-18.4	NON-APPARENT HOA
40699-1-18.4	NON-APPARENT HOA
40694-1-18.4	NON-APPARENT HOA
40431-1-18.4	NON-APPARENT HOA
40419-1-18.4	NON-APPARENT HOA
31630-1-18.4	NON-APPARENT HOA
31324-1-18.4	NON-APPARENT HOA
31287-1-18.4	NON-APPARENT HOA
22851-1-18.4	NON-APPARENT HOA
140129-1-18.4	NON-APPARENT HOA

31 | P a g e